UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Floating-Rate Municipal Income Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Eaton Vance New York Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund (formerly, Eaton Vance Massachusetts Limited Maturity Municipal Income Fund)

Eaton Vance

Floating-Rate Municipal Income Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.0%

Security	Principal Amount (000’s omitted)	Value
Education — 6.0%
Bethlehem Area School District Authority, PA, 0.862%, 1/1/18 (Put Date), 1/1/30(1)	$2,990	$2,984,528
California Infrastructure and Economic Development Bank, (The Colburn School), 1.72%, 6/1/20 (Put Date), 8/1/37(1)	2,000	2,012,840
University of Utah, (Liq: Citibank, N.A.), 0.79%, 8/1/21(2)(3)	6,490	6,490,000
West Virginia University, 1.26%, 10/1/19 (Put Date), 10/1/41(1)	4,500	4,493,475

		$15,980,843

Electric Utilities — 5.6%
Long Island Power Authority, NY, Electric System Revenue, 1.082%, 11/1/18 (Put Date), 5/1/33(1)	$8,000	$7,998,000
Oklahoma Municipal Power Authority, 1.52%, 8/1/18 (Put Date), 1/1/23(1)	1,330	1,328,923
San Antonio, TX, Electric and Gas Systems Revenue, 2.00%, 12/1/18 (Put Date), 12/1/27	3,500	3,525,760
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	1,994,860

		$14,847,543

General Obligations — 19.0%
California, 1.137%, 12/1/20 (Put Date), 12/1/28(1)	$2,000	$1,994,640
California, 1.267%, 12/3/18 (Put Date), 12/1/29(1)	4,300	4,303,870
California, 1.47%, 5/1/17(1)	1,100	1,100,011
Connecticut, 1.35%, 3/1/20(1)	1,000	1,002,720
Connecticut, 1.37%, 9/15/17 (Put Date), 9/15/24(1)	2,000	2,000,980
Connecticut, 1.47%, 3/1/21(1)	275	274,505
Connecticut, 1.75%, 8/15/20(1)	3,000	3,014,280
Connecticut, 2.08%, 3/1/18 (Put Date), 3/1/19(1)	1,000	1,000,680
Illinois, 5.00%, 8/1/17	1,000	1,018,800
Illinois, 5.00%, 1/1/18	1,000	1,025,110
Illinois, 5.00%, 11/1/18	1,500	1,556,010
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/17	250	248,272
Manheim Township School District, PA, 0.819%, 5/1/18 (Put Date), 5/1/25(1)	1,610	1,594,158
Massachusetts, 1.02%, 8/1/17 (Put Date), 8/1/43(1)	6,250	6,250,250
Massachusetts, 1.054%, 11/1/18(1)	1,500	1,498,440
Massachusetts, 1.10%, 2/1/20(1)(4)	5,000	5,003,000
Mesquite Independent School District, TX, (PSF Guaranteed), (SPA: JPMorgan Chase Bank, N.A.), 0.76%, 8/1/29(5)	2,000	2,000,000
Mississippi, 1.26%, 9/1/17(1)	6,445	6,450,543
New York, NY, 1.30%, 8/1/27(1)	2,000	1,999,220
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 0.74%, 1/1/36(6)	1,750	1,750,000
San Jose Unified School District, CA, (Liq: JPMorgan Chase Bank, N.A.), 0.87%, 8/1/22(2)(3)	2,050	2,050,000
Washington Suburban Sanitary District, MD, (SPA: State Street Bank and Trust Company), 0.78%, 6/1/23(5)	1,800	1,800,000
Waxahachie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,500	1,432,485

		$50,367,974

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 15.1%
Allen County, OH, (Mercy Health), 1.48%, 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,240,738
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 4.00%, 8/1/17	810	820,392
California Statewide Communities Development Authority, (Kaiser Permanente), 1.68%, 5/1/17 (Put Date), 4/1/52(1)	4,000	4,003,240
Connecticut Health & Educational Facility Authority, (Yale New Haven Health), 0.963%, 7/1/19 (Put Date), 7/1/49(1)	1,435	1,426,419
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 1.68%, 2/18/20 (Put Date), 8/15/35(1)	7,000	6,973,050
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.577%, 6/1/24 (Put Date), 6/1/28(1)	2,000	1,974,540
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 1.31%, 12/1/19 (Put Date), 12/1/42(1)	3,000	2,993,850
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.243%, 11/15/17 (Put Date), 5/15/38(1)	1,000	1,002,510
Massachusetts Development Finance Agency, (Partners HealthCare System), 1.28%, 1/30/18 (Put Date), 7/1/38(1)	1,970	1,970,532
Michigan Finance Authority, (McLaren Health Care), 1.118%, 10/15/18 (Put Date), 10/15/30(1)	950	944,471
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 0.71%, 11/15/35(6)	4,000	4,000,000
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.324%, 5/1/18(1)	5,530	5,533,041
North Carolina Medical Care Commission, (Novant Health Obligated Group), (SPA: JPMorgan Chase Bank, N.A.), 0.80%, 11/1/34(5)	1,000	1,000,000
North Carolina Medical Care Commission, (Wake Forest Baptist System), 1.46%, 12/1/17 (Put Date), 12/1/33(1)	2,120	2,115,760
Oregon Facilities Authority, (Providence Health and Services), 1.61%, 10/1/17 (Put Date), 10/1/20(1)	1,500	1,500,150
Washington Health Care Facilities Authority, (PeaceHealth), (Liq: JPMorgan Chase Bank, N.A.), 1.02%, 11/1/24(2)(3)	2,500	2,500,000

		$39,998,693

Industrial Development Revenue — 4.1%
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$1,000	$1,005,690
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	165	162,626
Oregon, (AMT), (LOC: Georgia-Pacific LLC), 0.89%, 12/1/25(5)	1,250	1,250,000
Sussex County Industrial Development Authority, VA, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,517,700
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.48%, 12/2/19 (Put Date), 12/1/44(1)	7,000	6,927,970

		$10,863,986

Insured – Education — 1.1%
New York Dormitory Authority, (New York University), (AMBAC), (Liq: Royal Bank of Canada), 0.77%, 3/1/17(2)(3)	$3,000	$3,000,000

		$3,000,000

Insured – Lease Revenue/Certificates of Participation — 0.8%
Miami-Dade County School Board, FL, (AGC), (Liq: JPMorgan Chase Bank, N.A.), 0.82%, 11/1/17(2)(3)	$2,000	$2,000,000

		$2,000,000

2

Security	Principal Amount (000’s omitted)	Value
Insured – Water and Sewer — 0.5%
West Palm Beach, FL, Utility System Revenue, (AGC), (SPA: JPMorgan Chase Bank, N.A.), 0.76%, 10/1/38(5)	$1,245	$1,245,000

		$1,245,000

Lease Revenue/Certificates of Participation — 3.6%
Golden Empire Schools Financing Authority, CA, 1.22%, 5/1/17(1)	$5,000	$4,999,450
New Jersey Economic Development Authority, (School Facilities Construction), 1.46%, 2/1/17(1)	2,725	2,725,000
New Jersey Economic Development Authority, (School Facilities Construction), 2.28%, 9/1/27(1)	2,000	1,861,520

		$9,585,970

Other Revenue — 8.4%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.00%, 4/3/17 (Put Date), 4/1/38(1)	$1,150	$1,149,816
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.00%, 4/2/18 (Put Date), 10/1/47(1)	6,500	6,492,785
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.033%, 8/1/19(1)	1,700	1,680,858
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.133%, 8/1/19 (Put Date), 5/1/38(1)	4,105	4,069,040
New Jersey Economic Development Authority, (School Facilities Construction), 1.62%, 2/1/17(1)	2,230	2,230,000
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.163%, 8/1/19 (Put Date), 11/1/39(1)	6,000	5,963,280
Texas Municipal Gas Acquisition and Supply Corp., 1.20%, 9/15/17(1)	520	518,206

		$22,103,985

Senior Living/Life Care — 0.2%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(7)	$590	$421,738

		$421,738

Special Tax Revenue — 4.9%
District of Columbia, Income Tax Secured Revenue, 1.03%, 12/1/17(1)	$5,000	$5,000,850
Louisiana, Gasoline and Fuels Tax Revenue, 0.902%, 5/1/17 (Put Date), 5/1/43(1)	2,500	2,498,225
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	54,557
New York City Transitional Finance Authority, NY, (SPA: Barclays Bank PLC), 0.75%, 5/1/34(6)	2,000	2,000,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.74%, 2/1/45(6)	1,200	1,200,000
New York Urban Development Corp., Personal Income Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.72%, 3/15/33(5)	2,000	2,000,000
Poinciana West Community Development District, FL, 5.875%, 5/1/22	100	101,659
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(7)	20	0
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	95	66,482

		$12,921,773

Transportation — 17.3%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.32%, 4/1/20 (Put Date), 4/1/34(1)	$3,500	$3,503,150
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 1.367%, 8/1/17 (Put Date), 4/1/45(1)	2,500	2,500,400
Denver City and County, CO, Airport System Revenue, 1.31%, 11/15/19 (Put Date), 11/15/31(1)	5,000	5,006,150
Harris County, TX, Toll Road Revenue, 1.42%, 8/15/18 (Put Date), 8/15/21(1)	1,500	1,499,820

3

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, 0.893%, 11/1/18 (Put Date), 11/1/26(1)	$1,500	$1,489,110
Metropolitan Transportation Authority, NY, 1.113%, 2/1/20 (Put Date), 11/1/31(1)	1,000	993,180
Metropolitan Transportation Authority, NY, 1.243%, 11/1/17(1)	1,700	1,705,134
Metropolitan Transportation Authority, NY, 1.31%, 6/1/20 (Put Date), 11/15/39(1)	3,000	2,997,390
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.73%, 12/15/19 (Put Date), 6/15/34(1)	7,000	6,878,130
New Jersey Turnpike Authority, 0.983%, 1/1/18 (Put Date), 1/1/24(1)	1,000	997,820
New Jersey Turnpike Authority, 1.27%, 1/1/18(1)	5,000	4,999,000
North Texas Tollway Authority, 1.40%, 1/1/20 (Put Date), 1/1/38(1)	5,600	5,619,208
Pennsylvania Turnpike Commission, 1.60%, 12/1/20(1)	215	214,503
Pennsylvania Turnpike Commission, 2.00%, 12/1/20(1)	2,450	2,473,814
Triborough Bridge and Tunnel Authority, NY, 1.113%, 2/1/21 (Put Date), 1/1/32(1)	5,000	4,922,400

		$45,799,209

Water and Sewer — 10.4%
Bellingham, WA, Water and Sewer Revenue, (Liq: Citibank, N.A.), 0.92%, 8/1/19(2)(3)	$3,430	$3,430,000
California Department of Water Resources, (Central Valley Project), 1.02%, 12/1/17 (Put Date), 12/1/35(1)	10,000	9,998,700
Louisiana Local Government Environmental Facilities and Community Development Authority, (East Baton Rouge Sewerage Commission), 1.144%, 8/1/18 (Put Date), 2/1/49(1)	3,000	2,989,380
Massachusetts Water Resources Authority, (SPA: JPMorgan Chase Bank, N.A.), 0.72%, 8/1/37(5)	2,000	2,000,000
Metropolitan Water District of Southern California, 1.10%, 3/27/18 (Put Date), 7/1/36(1)	4,000	4,003,400
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 0.74%, 6/15/49(6)	5,000	5,000,000

		$27,421,480

Total Tax-Exempt Municipal Securities — 97.0% (identified cost $257,333,315)		$256,558,194

Institutional MuniFund Term Preferred Shares — 0.8%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 1.62%, 11/1/18(3)(8)	400	$2,002,340

Total Institutional MuniFund Term Preferred Shares — 0.8% (identified cost $2,000,000)		$2,002,340

Total Investments — 97.8% (identified cost $259,333,315)		$258,560,534

Other Assets, Less Liabilities — 2.2%		$5,925,896

Net Assets — 100.0%		$264,486,430

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	18.2%
New York	16.1%
Others, representing less than 10% individually	63.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 2.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 1.3% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at December 31, 2016.

(2)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2016.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $21,634,966 or 8.2% of the Fund’s net assets.

(4)	When-issued security.

(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2016.

(6)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at December 31, 2016.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(8)	Variable rate security. The stated dividend rate represents the rate in effect at December 31, 2016. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$259,349,666

Gross unrealized appreciation	$112,832
Gross unrealized depreciation	(901,964)

Net unrealized depreciation	$(789,132)

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$256,558,194	$—	$256,558,194
Institutional MuniFund Term Preferred Shares	—	2,002,340	—	2,002,340
Total Investments	$—	$258,560,534	$—	$258,560,534

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

National Limited Maturity Municipal Income Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 100.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	$210	$223,491
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,660,690
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,640,284
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	314,367
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,002,958
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	5,550,800

		$15,392,590

Education — 3.9%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$113,131
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	150,076
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	538,360
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	280,650
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	300	340,401
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	345,633
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	773,648
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	221,038
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	446,580
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,121,980
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,120,012
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,594,240
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	3,875,456
Ohio State University, General Receipts, 5.00%, 12/1/23	225	240,721
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	547,790
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	554,195
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	588,210
University of California, Prerefunded to 5/15/17, 5.00%, 5/15/21	480	492,264
University of California, Series Q, 5.00%, 5/15/21	20	20,498
University of Massachusetts Building Authority, 5.00%, 11/1/22	1,750	2,038,295
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,378,211
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	754,886

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	$575	$637,968
Washington County Industrial Development Authority, PA, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,079,960

		$24,254,203

Electric Utilities — 6.3%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,738,711
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,510,097
Chesterfield County Economic Development Authority, VA, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,156,240
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,271,487
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,025,320
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,936,784
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,741,863
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,490,940
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,252,120
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,318,660
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,784,479
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,381,300
Vernon, Electric System Revenue, CA, 5.125%, 8/1/21	5,070	5,446,904

		$39,054,905

Escrowed/Prerefunded — 3.9%
Bucks County, PA, Prerefunded to 11/1/18, 5.125%, 5/1/21	$500	$535,650
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/18, 5.00%, 1/1/27	355	368,877
Chemeketa Community College District, OR, Prerefunded to 6/15/18, 5.50%, 6/15/22	1,000	1,063,010
Chester County, PA, Prerefunded to 7/15/19, 5.00%, 7/15/28	1,205	1,312,161
Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 5.75%, 6/1/20	3,860	4,256,538
Fairfax County Water Authority, VA, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	702,353
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	675	718,362
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	235	250,096
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,517,248
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,415	1,490,278
Michigan, Prerefunded to 5/1/19, 6.00%, 11/1/22	2,985	3,301,649
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	1,255	1,282,259
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	550	557,958
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	26,798
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	1,000	1,079,300
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	545	545,071
University of Pittsburgh, Prerefunded to 3/15/19, 5.50%, 9/15/23	750	816,105
Vernon, Electric System Revenue, CA, Prerefunded to 8/1/19, 5.125%, 8/1/21	2,185	2,334,519

		$24,158,232

Security	Principal Amount (000’s omitted)	Value
General Obligations — 10.9%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/22	$4,000	$4,637,560
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,323,443
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	729,011
Chester County, PA, 5.00%, 7/15/28	325	352,297
Daniel Boone Area School District, PA, 5.00%, 8/15/19	1,000	1,052,330
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,152,030
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,675,211
Illinois, 5.00%, 2/1/23	5,000	5,188,850
Illinois, 5.00%, 2/1/25	4,000	4,123,640
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	503,707
Kentwood Public Schools, MI, 4.00%, 5/1/23	950	1,041,190
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,589,507
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,322,661
Massachusetts, 5.00%, 8/1/23	7,500	8,832,900
Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	4,163,911
Millcreek Township School District, PA, 5.00%, 9/15/25	500	573,395
Mount Lebanon School District, PA, 5.00%, 2/15/28	1,280	1,362,445
New York, NY, 5.00%, 8/1/24	2,000	2,365,780
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 5.00%, 6/1/22	1,925	2,216,195
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 5.00%, 6/1/23	2,095	2,447,463
Oregon, 5.00%, 5/1/28	500	605,660
Oregon, 5.00%, 5/1/29	1,000	1,204,230
Oregon, 5.00%, 8/1/29	1,500	1,811,475
Oregon, 5.00%, 11/1/30	1,370	1,637,191
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,377,000
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,132,860
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,860	11,841,429

		$67,263,371

Hospital — 10.1%
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$527,240
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	530,125
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,098,580
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/17	540	553,549
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	323,256
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	200,727
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	527,675
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	539,890
Dauphin County General Authority, PA, (Pinnacle Health System), 5.75%, 6/1/20	2,640	2,887,843
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,090,230
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	640	737,178
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	583,897
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	374,673
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,604,995

Security	Principal Amount (000’s omitted)	Value
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	$1,250	$1,463,875
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	531,314
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,088,630
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	541,425
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/22	2,215	2,541,048
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,085,570
Lancaster County Hospital Authority, PA, (Lancaster General Hospital), Prerefunded to 3/15/17, 5.00%, 3/15/22	635	640,480
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	3,200	3,557,184
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	808,387
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,879,312
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,250	1,348,750
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,689,015
Monroe County Hospital Authority, PA, (Pocono Medical Center), 5.00%, 1/1/17	340	340,041
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	714,954
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	850,060
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,135,230
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,340	1,570,560
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,020,700
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,120,320
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,812,750
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,529,200
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,025,212
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,057,222
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,148,380
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,025,399
Pulaski County, AR, (Arkansas Children’s Hospital), 5.00%, 3/1/25	1,000	1,179,920
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,727,645
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/17	490	500,697
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	511,403
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	372,547
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	402,244
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	536,455
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	267,783
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	304,770
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,020,136

Security	Principal Amount (000’s omitted)	Value
Washington Township Health Care District, CA, 5.50%, 7/1/19	$250	$271,705
Washington Township Health Care District, CA, 5.75%, 7/1/24	1,750	1,893,815
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/23	845	994,295
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/24	625	741,512
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,402,188

		$62,231,991

Housing — 0.6%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$555	$555,932
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	362,750
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	278,365
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	368,770
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	381,146
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,412,074
Sandoval County, NM, MFMR, 6.00%, 5/1/32(1)	565	565,339
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	95	75,985

		$4,000,361

Industrial Development Revenue — 6.1%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,871,720
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,715,989
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(1)	2,415	2,415,966
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(1)	2,300	2,266,903
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,936,248
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	3,000	2,957,610
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	1,750	1,710,975
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	542,855
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37(3)	6,190	6,203,990
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,222,780
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	956,470
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,000	6,257,040
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,650,350

		$37,708,896

Insured-Cogeneration — 0.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$830	$830,921

		$830,921

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 1.6%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$579,785
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,015,830
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,242,546
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,919,667

		$9,757,828

Insured-Electric Utilities — 0.5%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,310,929
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	525,795
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,280,477

		$3,117,201

Insured-Escrowed/Prerefunded — 3.1%
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	$1,250	$1,385,850
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	925	1,055,592
Denver City and County, Excise Tax Revenue, CO, (AGC), Prerefunded to 9/1/19, 6.00%, 9/1/23	5,000	5,596,200
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, 5.25%, 7/15/21	1,045	1,108,703
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, 5.25%, 7/15/25	1,000	1,060,960
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), Prerefunded to 6/1/17, 5.00%, 6/1/19	5,000	5,084,000
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,168,510
Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	16,770
Pocono Mountain School District, PA, (AGM), Prerefunded to 3/1/17, 5.00%, 9/1/28	340	342,295
San Mateo County Transportation District, CA, (NPFG), Escrowed to Maturity, 5.25%, 6/1/17	500	509,260
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,817,559

		$19,145,699

Insured-General Obligations — 11.2%
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	$1,000	$1,129,030
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	7,265,760
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,603,454
Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,711,175
Delaware Valley Regional Finance Authority, PA, (AMBAC), 5.50%, 8/1/18	750	792,803
Freehold Regional High School District, NJ, (NPFG), 5.00%, 3/1/18	100	104,347
Glendale, AZ, (AGM), 5.00%, 7/1/22	2,000	2,264,400
Hillsborough Township School District, NJ, (AGM), 5.375%, 10/1/18	970	1,036,329
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,944,940
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,209,937
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	728,806
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,883,253
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,507,197
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,047,489
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,206,999
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	7,524,000
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,519,950
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,089,160
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,110,740
Pocono Mountain School District, PA, (AGM), 5.00%, 9/1/28	660	664,455
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,325,740

Security	Principal Amount (000’s omitted)	Value
Rockland, NY, (AGM), 4.00%, 5/1/21	$1,820	$1,948,274
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,642,100
Washington, (AMBAC), 0.00%, 12/1/22	10,000	8,670,200
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,841,686

		$68,772,224

Insured-Hospital — 0.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$306,455
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,800	1,548,864

		$1,855,319

Insured-Other Revenue — 0.0%(4)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$180,598

		$180,598

Insured-Special Tax Revenue — 2.5%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,218,520
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,714,730
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,800,150
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,154,930
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,509,089

		$15,397,419

Insured-Student Loan — 0.4%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,085	$2,226,780

		$2,226,780

Insured-Transportation — 1.6%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,498,250
New Orleans Aviation Board, LA, (AGC), 6.00%, 1/1/23	1,040	1,125,977
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	1,834,770
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	684,710
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	705,645

		$9,849,352

Insured-Water and Sewer — 2.0%
Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$559,155
Altoona City Authority Water Revenue, PA, (AGM), 5.25%, 11/1/19	1,355	1,479,294
Kansas City Water Revenue, MO, (BHAC), 5.00%, 12/1/23	3,125	3,337,687
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,718,600
Passaic Valley Water Commission, NJ, (AGM), 5.00%, 12/15/17	1,020	1,056,200

		$12,150,936

Lease Revenue/Certificates of Participation — 1.0%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$560,545
California State Public Works Board, 5.00%, 11/1/26	2,725	3,147,130
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	561,495
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,686,645

		$5,955,815

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 3.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,352,784
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,703,505
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,169,850
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	297,456
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.163%, 8/1/19 (Put Date), 11/1/39(3)	400	397,552
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(1)	4,500	4,454,505
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	220	218,306
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	829,928
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	307,026
Seminole Tribe, FL, 5.50%, 10/1/24(1)	1,825	1,866,336
Seminole Tribe, FL, 5.75%, 10/1/22(1)	5,250	5,378,625
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	749,783
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	658,912
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,121,460

		$20,506,028

Senior Living/Life Care — 3.0%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	$700	$684,117
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 3.25%, 9/1/21(1)	700	680,463
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,925,769
Howard County, MD, (Vantage House), 5.00%, 4/1/21	410	422,804
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.782% , 5/1/21 (Put Date), 5/1/36(3)	1,300	1,301,547
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.00%, 5/1/23	340	366,146
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(1)	100	100,973
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	350	382,228
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	315	346,251
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	370	408,106
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	380	421,192
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	135	138,355
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	495	353,831
North Oaks, MN, (Waverly Gardens), 3.00%, 10/1/18	1,000	1,010,130
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,279,520
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,435,366
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,489,085
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,300,650
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(1)	3,420	3,164,594

		$18,211,127

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 6.4%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,595,900
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,140,572
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	673,944
Louisiana Highway Improvement Revenue, 5.00%, 6/15/25	750	885,450
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,590,150
Michigan Trunk Line, 5.00%, 11/15/23	600	674,958
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,235,795
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,238,100
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,675,635
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	385	350,076
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,450,480
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,729,960
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,348,093
Poinciana West Community Development District, FL, 5.875%, 5/1/22	740	752,277
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	350	375,396
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	333,442
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	384,743
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,119,060
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	275	0
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(2)(5)	290	202,948
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,157,782
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	3,560	3,405,709

		$39,320,470

Student Loan — 1.3%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$7,500	$6,722,100
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,000	1,061,320

		$7,783,420

Transportation — 16.7%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$914,248
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	561,704
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	540,880
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,705,582
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,206,802
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,456,085
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	549,335
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,000	3,396,930
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,043,736
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	916,097
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,457,014
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,465,676
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,198,450

Security	Principal Amount (000’s omitted)	Value
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	$3,000	$3,238,740
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,335,437
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,053,325
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	468,160
Long Beach Harbor Revenue, CA, 5.00%, 5/15/23	500	554,260
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,937,400
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,015,201
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,423,837
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,405,540
Metropolitan Washington Airport Authority System, DC, 5.00%, 10/1/22	5,000	5,557,300
Metropolitan Washington Airport Authority System, DC, (AMT), 5.50%, 10/1/19	5,000	5,336,000
Metropolitan Washington Area Transit Authority, DC, (Gross Revenue), 5.25%, 7/1/21	7,500	8,130,525
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/24	2,000	2,077,280
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/28	2,500	2,575,500
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.92%, 12/15/21 (Put Date), 6/15/34(3)	4,000	3,855,520
New Jersey Turnpike Authority, 5.00%, 1/1/20	1,500	1,599,210
North Texas Tollway Authority, 5.00%, 1/1/26	3,000	3,452,040
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,421,600
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,094,800
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	970,500
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,144,480
Philadelphia Airport Revenue, PA, (AMT), 5.00%, 6/15/23	1,000	1,097,400
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	8,893,040
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	362,187
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,330,652
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,031,325

		$102,773,798

Water and Sewer — 1.2%
Chicago Water Revenue, IL, 5.00%, 11/1/22	$1,000	$1,113,760
Fairfax County, Water Authority, VA, 5.00%, 4/1/18	4,305	4,348,567
Jefferson County Sewer Revenue, AL, 5.00%, 10/1/22	1,000	1,068,620
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,119,140

		$7,650,087

Total Tax-Exempt Municipal Securities — 100.5% (identified cost $601,275,362)		$619,549,571

Taxable Municipal Securities — 0.6%
Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.4%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,806	$2,766,934

		$2,766,934

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,082,917

		$1,082,917

Total Taxable Municipal Securities — 0.6% (identified cost $3,686,716)		$3,849,851

Total Investments — 101.1% (identified cost $604,962,078)		$623,399,422

Other Assets, Less Liabilities — (1.1)%		$(7,047,658)

Net Assets — 100.0%		$616,351,764

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	11.3%
Others, representing less than 10% individually	89.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 23.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.0% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $25,004,785 or 4.1% of the Fund’s net assets.

(2)	The issuer is in default on the payment of principal but continues to pay interest.

(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2016.

(4)	Amount is less than 0.05%.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$604,542,951

Gross unrealized appreciation	$25,978,153
Gross unrealized depreciation	(7,121,682)

Net unrealized appreciation	$18,856,471

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$619,549,571	$—	$619,549,571
Taxable Municipal Securities	—	3,849,851	—	3,849,851
Total Investments	$—	$623,399,422	$—	$623,399,422

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Opportunities Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 91.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$420	$418,412

		$418,412

Education — 7.9%
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	$300	$353,775
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	386,008
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	231,786
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	1,025,185
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	600	666,732
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	279,345
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	517,913
New York Dormitory Authority, (New York University), 5.00%, 7/1/37	565	638,071
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/39	1,000	1,121,230
New York Dormitory Authority, (State University Educational Facilities), Prerefunded to 7/1/18, 5.00%, 7/1/20	1,500	1,584,180
New York Dormitory Authority, (The New School), 5.00%, 7/1/26	500	585,085

		$7,389,310

Electric Utilities — 1.3%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,187,800

		$1,187,800

Escrowed/Prerefunded — 6.6%
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/21	$1,000	$1,035,400
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.00%, 6/15/21	450	475,380
New York City Trust for Cultural Resources, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/26	2,030	2,163,899
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	255	260,539
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Escrowed to Maturity, 5.00%, 7/1/17	750	765,660
Saratoga County Industrial Development Agency, (Saratoga Hospital), Escrowed to Maturity, 5.00%, 12/1/17	245	252,220
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,255,059

		$6,208,157

General Obligations — 4.3%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,119,545
Livingston County, 4.50%, 5/1/23	500	560,545
New York, 5.00%, 3/1/24	1,000	1,188,840
New York City, 5.00%, 8/1/24	1,000	1,111,400

		$3,980,330

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 9.7%
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	$3,450	$3,015,438
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	884,419
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,106,980
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	572,505
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,046,620
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.324%, 5/1/18(1)	500	500,275
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	816,057
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(2)	400	437,248
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(2)	600	656,382

		$9,035,924

Housing — 1.9%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/25	$300	$352,827
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	300	354,162
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	1,000	1,025,080

		$1,732,069

Industrial Development Revenue — 3.0%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,000	$985,870
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	795,560
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	500	488,850
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(2)	550	551,749

		$2,822,029

Insured-Education — 5.8%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,550,186
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,226,625
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,664,403
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,017,910

		$5,459,124

Insured-Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,167,629

		$2,167,629

Insured-Escrowed/Prerefunded — 1.3%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), Prerefunded to 8/15/18, 5.25%, 8/15/20	$1,000	$1,066,020
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	105	109,637

		$1,175,657

Insured-General Obligations — 2.8%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$116,873

2

Security	Principal Amount (000’s omitted)	Value
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	$730	$807,548
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	565,765
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	846,999
Rockland County, (AGM), 5.00%, 3/1/23	250	284,608

		$2,621,793

Insured-Hospital — 1.7%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,636,272

		$1,636,272

Insured-Special Tax Revenue — 5.0%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,514,308
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,181,400

		$4,695,708

Insured-Transportation — 1.7%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,076,910
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	500	500,055

		$1,576,965

Lease Revenue/Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$519,495

		$519,495

Other Revenue — 5.1%
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	$1,000	$1,071,690
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	576,709
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/27	615	723,006
New York City Trust for Cultural Resources, (Museum of Modern Art), 4.00%, 4/1/31	2,200	2,390,564

		$4,761,969

Senior Living/Life Care — 5.5%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	$750	$859,815
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,614,963
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	792,787
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	655	661,111
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	640,188
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	536,990

		$5,105,854

Solid Waste — 2.3%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,132,280

		$2,132,280

Special Tax Revenue — 7.7%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$980	$1,058,596
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/19, 5.00%, 5/1/24	920	995,633
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/26	385	277,204
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	1,000	1,203,420
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/40	1,000	1,146,280

3

Security	Principal Amount (000’s omitted)	Value
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	$1,090	$1,302,746
Sales Tax Asset Receivables Corp., 5.00%, 10/15/26	1,000	1,199,040

		$7,182,919

Transportation — 10.8%
Metropolitan Transportation Authority, 3.00%, 11/15/32	$535	$500,803
Metropolitan Transportation Authority, 5.00%, 11/15/56	1,760	1,952,157
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/31	2,000	2,039,000
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	500	558,940
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	311,547
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,000	1,114,140
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	902,071
Port Authority of New York and New Jersey, 5.00%, 10/15/41	625	710,587
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,046,240
Triborough Bridge and Tunnel Authority, 1.113% to 2/1/21 (Put Date), 1/1/32(1)	1,000	984,480

		$10,119,965

Water and Sewer — 4.0%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,072,040
New York City, Municipal Water Finance Authority, (Water and Sewer System), 3.00%, 6/15/46	1,500	1,291,725
New York Environmental Facilities Corp., 4.00%, 8/15/32	1,250	1,348,363

		$3,712,128

Total Tax-Exempt Municipal Securities — 91.7% (identified cost $84,262,263)		$85,641,789

Taxable Municipal Securities — 4.2%

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.0%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$1,841,800

		$1,841,800

Transportation — 2.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	$1,000	$954,940
Port Authority of New York and New Jersey, 4.81%, 10/15/65	1,000	1,072,770

		$2,027,710

Total Taxable Municipal Securities — 4.2% (identified cost $4,228,720)		$3,869,510

4

Corporate Bonds & Notes — 2.0%

Security	Principal Amount (000’s omitted)	Value
Hospital — 2.0%
New York and Presbyterian Hospital, 4.763%, 8/1/16	$2,000	$1,891,914

Total Corporate Bonds & Notes — 2.0% (identified cost $2,166,537)		$1,891,914

Closed-End Funds — 0.9%

Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	58,720	$783,325

Total Closed-End Funds — 0.9% (identified cost $848,996)		$783,325

Miscellaneous — 0.4%

Security	Units	Value
Real Estate — 0.4%
CMS Liquidating Trust(2)(3)(4)	150	$403,820

Total Miscellaneous — 0.4% (identified cost $480,000)		$403,820

Total Investments — 99.2% (identified cost $91,986,516)		$92,590,358

Other Assets, Less Liabilities — 0.8%		$785,270

Net Assets — 100.0%		$93,375,628

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 20.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 9.4% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2016.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $3,333,609 or 3.6% of the Fund’s net assets.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

5

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$91,859,504

Gross unrealized appreciation	$3,137,323
Gross unrealized depreciation	(2,406,469)

Net unrealized appreciation	$730,854

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$85,641,789	$—	$85,641,789
Taxable Municipal Securities	—	3,869,510	—	3,869,510
Corporate Bonds & Notes	—	1,891,914	—	1,891,914
Closed-End Funds	783,325	—	—	783,325
Miscellaneous	—	—	403,820	403,820
Total Investments	$783,325	$91,403,213	$403,820	$92,590,358

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2016 is not presented. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Short Duration Municipal Opportunities Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 106.1%

Security	Principal Amount (000’s omitted)	Value
Education — 11.1%
Colorado State University, 4.00%, 3/1/21	$265	$285,916
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/20	680	721,636
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/27	1,325	1,487,962
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	150	174,434
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/22	155	169,598
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/23	200	220,176
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/19	200	211,404
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,077,640

		$4,348,766

Electric Utilities — 2.5%
Long Island Power Authority, NY, Electric System Revenue, 1.082%, 11/1/18 (Put Date), 5/1/33(1)	$500	$499,875
Louisa Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.85% to 5/16/19 (Put Date), 11/1/35	500	498,805

		$998,680

Escrowed/Prerefunded — 10.6%
Manchester Essex Regional School District, MA, Prerefunded to 1/15/18, 5.00%, 1/15/20	$1,000	$1,040,730
Massachusetts Development Finance Agency, (College of the Holy Cross), Prerefunded to 9/1/18, 5.00%, 9/1/20	320	339,354
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	1,000	1,099,140
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 11/15/18, 5.50%, 11/15/36	250	269,130
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/19	200	213,136
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/20	150	159,852
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	990	1,042,668

		$4,164,010

General Obligations — 7.9%
Bensalem Township School District, PA, 3.00%, 2/15/21	$320	$334,256
Montgomery Township Board of Education, NJ, 5.00%, 4/1/21(2)	200	224,408
New Braunfels Independent School District, TX, (PSF Guaranteed), 0.00%, 2/1/18	405	399,403
Quincy, MA, 2.00%, 9/29/17	1,000	1,006,190
Southborough, MA, 3.00%, 6/1/21	1,060	1,114,484

		$3,078,741

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 24.6%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23(2)	$450	$489,114
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20	1,155	1,258,558
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/20	1,000	1,069,780
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/22	750	855,990
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	203,781
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/23	625	718,256
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	564,120
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	752,969
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,000	1,079,000
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20(2)	1,000	1,086,180
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.324%, 5/1/18(1)	500	500,275
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/19	1,000	1,049,850

		$9,627,873

Housing — 4.2%
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	$1,000	$1,087,680
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	547,550

		$1,635,230

Industrial Development Revenue — 3.2%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(3)	$500	$501,065
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	750	733,275

		$1,234,340

Insured-Electric Utilities — 4.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,734,103
Wyoming Municipal Power Agency, (BAM), 5.00%, 1/1/21(2)	120	133,398

		$1,867,501

Insured-General Obligations — 7.4%
Boston, MA, (NPFG), 0.125%, 3/1/22	$2,975	$2,701,955
Illinois, (AGM), 5.00%, 1/1/17	175	175,019

		$2,876,974

Insured-Hospital — 1.4%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$545,805

		$545,805

Insured-Special Tax Revenue — 6.2%
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$1,856,048
Successor Agency to Rosemead Community Development Commission, CA, (BAM), 5.00%, 10/1/21	500	562,350

		$2,418,398

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 0.9%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$410	$366,310

		$366,310

Other Revenue — 4.1%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	$1,000	$1,083,410
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	528,105

		$1,611,515

Senior Living/Life Care — 6.2%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.00%, 11/1/19	$325	$349,655
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/18	215	217,012
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/19	200	202,712
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20	210	212,400
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21	300	303,432
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	302,913
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	296,546
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(3)	50	50,487
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(3)	500	477,010

		$2,412,167

Special Tax Revenue — 2.3%
South Village Community Development District, FL, 2.00%, 5/1/17	$290	$290,589
South Village Community Development District, FL, 2.00%, 5/1/18	295	296,150
South Village Community Development District, FL, 2.00%, 5/1/19	300	299,862

		$886,601

Student Loan — 1.4%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	$500	$536,095

		$536,095

Transportation — 4.3%
Chicago, (O’Hare International Airport), 5.00%, 1/1/21(2)	$100	$110,722
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/21(2)	250	279,487
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,114,990
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.00%, 1/1/21	150	161,906

		$1,667,105

Water and Sewer — 3.0%
California Department of Water Resources, (Central Valley Project), 1.02%, 12/1/17 (Put Date), 12/1/35(1)	$500	$499,935
Metropolitan St. Louis Sewer District, MO, 4.00%, 5/1/21	390	426,145
Oklahoma Water Resources Board, 2.00%, 10/1/19	250	252,645

		$1,178,725

Total Tax-Exempt Municipal Securities — 106.1% (identified cost $40,121,703)		$41,454,836

3

Taxable Municipal Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value
Student Loan — 1.3%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$500	$492,235

Total Taxable Municipal Securities — 1.3% (identified cost $494,384)		$492,235

Total Investments — 107.4% (identified cost $40,616,087)		$41,947,071

Other Assets, Less Liabilities — (7.4)%		$(2,877,534)

Net Assets — 100.0%		$39,069,537

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Massachusetts	63.7%
Others, representing less than 10% individually	43.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 19.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 11.4% of total investments.

(1)	Variable rate security.

(2)	When-issued security.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $1,761,837 or 4.5% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Fund did not have any open financial instruments at December 31, 2016.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,553,179

Gross unrealized appreciation	$1,700,093
Gross unrealized depreciation	(306,201)

Net unrealized appreciation	$1,393,892

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$41,454,836	$—	$41,454,836
Taxable Municipal Securities	—	492,235	—	492,235
Total Investments	$—	$41,947,071	$—	$41,947,071

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective November 14, 2016, the name of Eaton Vance Short Duration Municipal Opportunities Fund was changed from Eaton Vance Massachusetts Limited Maturity Municipal Income Fund.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017